Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2020 and 2021.

	RMB equivalent (US$)	RMB		Total in RMB
		China
	Overseas	Non VIE	VIE s
December 31, 2020	200,108,273	3,049,660	398,952	203,556,885
December 31, 2021	196,642,333	1,316,167	1,453,323	199,411,823